COMMITMENTS AND CONTINGENCIES (Details 1) ¥ in Thousands	Sep. 30, 2017 CNY (¥)
2018	¥ 1,128
2019	550
2020	481
2021	453
2022	455
Thereafter	3,267
Operating Leases, Future Minimum Payments Due	¥ 6,334